Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. Commitments and Contingencies

Leases

The Company leases an office facility in New Jersey, which calls for base rentals, payment of certain building maintenance costs (where applicable) and future increases based on the consumer price indices.

At December 31, 2011, the only commitment for the Company is a short term office space lease that expires on December 31, 2012 in the amount of $26,430.

Rent expense during 2011 and 2010 amounted to $25,548 and $81,329, respectively.

Convertible Debenture

The Company has a convertible debenture of $1 million which will mature the earlier of November 1, 2012 or the sale of the Company. This is a short term obligation.

Convertible Debenture Interest

The Company elected to pay interest for the convertible debenture in common stock. The interest remaining is $83,333 and is also short term.

Duke Clinical Research Unit of Duke University

The Company has initiated a proof-of-concept clinical trial in the US in Gout patients using Levotofisopam at the Duke Clinical Research Unit of Duke University. The costs remaining are $394,640 which are of a short term nature and would not be payable should the Company stop the clinical trial.

Consulting contracts and employment agreements

In the normal course of business, the Company enters into annual employment and consulting contracts with various employees and consultants.